Parent Company Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Information [Abstract]
Schedule of Balance Sheet

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2025	2024
Assets

Current assets
Cash and cash equivalents	$28,494,997	$14,411,389
Short-term investments	3,015,800	5,256,000
Other current asset	24,686	67,529
Other receivable - intercompany	3,020,833	2,219,790
Total current assets	34,556,316	21,954,708

Other assets
Intangible assets	-	1,500,000
Investment in subsidiaries	39,631,125	37,324,008
Total other assets	39,631,125	38,824,008

Total assets	$74,187,441	$60,778,716

Liabilities and Shareholders’ Equity

Current liabilities
Accounts payable	$-	$1,000,000
Other payables and accrued liabilities	128,317	300,007
Other payables - intercompany	9,420,442	9,569,397
Total current liabilities	9,548,759	10,869,404

Total liabilities	9,548,759	10,869,404

Commitments and Contingencies	-	-

Shareholders’ Equity
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, 12,000,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively	600	-
Ordinary shares, $0.165 par value, 3,000,000 and 272,728 shares authorized, 151,873 and 31,048 shares issued, 148,960 and 28,135 shares outstanding as of December 31, 2025 and 2024, respectively*	25,054	5,118
Treasury shares, at cost, 2,913 shares issued as of December 31, 2025 and 2024, respectively*	(481)	(481)
Additional paid-in capital	47,537,432	29,712,151
Statutory reserves	178,303	155,313
Retained earnings	18,371,787	22,252,747
Accumulated other comprehensive loss	(1,474,013)	(2,215,536)
Total shareholders’ equity	64,638,682	49,909,312

Total liabilities and shareholders’ equity	$74,187,441	$60,778,716

*	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation and 3 to 1 share consolidation (Note 15).

Schedule of Statements of Operations and Comprehensive Loss

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years Ended December 31,
	2025	2024	2023

Operating expenses	$(3,096,483)	$(1,579,979)	$(2,309,152)

Loss from operations	(3,096,483)	(1,579,979)	(2,309,152)

Other expenses	(761,487)	(853,557)	(1,289,328)

Net loss	(3,857,970)	(2,433,536)	(3,598,480)
Foreign currency translation adjustments	741,523	(479,801)	(560,679)
Comprehensive loss	$(3,116,447)	$(2,913,337)	$(4,159,159)

Schedule of Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023

Net cash (used in) provided by operating activities	$(928,209)	$(1,761,029)	$181,835
Net cash provided by (used in) investing activities	1,256,000	(5,756,000)	-
Net cash provided by financing activities	13,755,817	6,998,517	345,210
Effect of exchange rate on cash and cash equivalents	-	(49,892)	-
Net increase (decrease) in cash and cash equivalents	14,083,608	(568,404)	527,045
Cash and cash equivalents, beginning of year	14,411,389	14,979,793	14,452,748
Cash and cash equivalents, end of year	$28,494,997	$14,411,389	$14,979,793